Document and Entity Information	12 Months Ended
Dec. 31, 2023
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	UNITED STATES LIME & MINERALS, INC
Entity Central Index Key	0000082020
Amendment Flag	false